SHAREHOLDERS' EQUITY - Summary Of Employee Options Activity (Details) - Share-based Payment Arrangement, Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of options
Outstanding, balance	3,165,633
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	43,361
Exercised	(527,541)
Forfeited	(5,559)
Outstanding, balance	2,675,894	3,165,633
Exercisable options at the end of the year	2,564,968
Options vested and expected to vest at the end of the year	2,672,608
Weighted average exercise price
Outstanding, weighted average exercise price	$ 107.86
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	213.99
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	49.98
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	135.53
Outstanding, weighted average exercise price	120.93	$ 107.86
Exercisable, weighted average exercise price	119.34
Options vested and expected to vest at the end of the year	$ 120.92
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 9 months 21 days	4 years 4 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 7 months 17 days
Outstanding at the beginning of the year, aggregate intrinsic value	$ 355,730
Outstanding at the ending of the year, aggregate intrinsic value	47,603	$ 355,730
Exercisable, aggregate intrinsic value	46,946
Options vested and expected to vest at the end of the year, aggregate intrinsic value	$ 47,527